Commitments, Pledged Assets, Collateral and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments, Pledged Assets, Collateral And Contingencies (Tables) [Abstract]
Future minimum rental payments under operating leases

Year ended December 31, (in millions)

2011	$1,884
2012	1,804
2013	1,674
2014	1,497
2015	1,363
After 2015	7,778

Total minimum payments required(a)	16,000
Less: Sublease rentals under noncancelable subleases	(1,848)

Net minimum payment required	$14,152

(a)	Lease restoration obligations are accrued in accordance with U.S. GAAP, and are not reported as a required minimum lease payment.

Total rental expense

Year ended December 31,
(in millions)	2010	2009	2008

Gross rental expense	$2,212	$1,884	$1,917
Sublease rental income	(545)	(172)	(415)

Net rental expense	$1,667	$1,712	$1,502

Significant components of assets pledged

December 31, (in billions)	2010	2009

Securities	$112.1	$155.3
Loans	214.8	285.5
Trading assets and other	123.2	84.6

Total assets pledged(a)	$450.1	$525.4

(a)	Total assets pledged do not include assets of consolidated VIEs; these assets are used to settle the liabilities of those entities. See Note 16 on pages 244–259 of this Annual Report for additional information on assets and liabilities of consolidated VIEs.